Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Harbor Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund's current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund's holdings are investments in other Harbor mutual funds (the "underlying funds"). The Fund does not incur transaction costs or pay commissions when it buys or sells shares of the underlying funds (or "turns over" its portfolio). The underlying funds do incur transaction costs and pay commissions when portfolio securities are bought or sold, and an underlying fund with higher portfolio turnover may incur higher costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, impact the performance of the underlying fund and the Fund. The Fund's portfolio turnover rate for the fiscal year ended October 31, 2018 was 29%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in the Institutional Class shares of other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2035 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually over a period of many years during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. The Fund follows a glide path that adjusts the combination of underlying funds to become more conservative over time, meaning that the percentage of assets providing exposure to stocks will decrease while the percentage of assets providing exposure to fixed income securities will increase. Within 5 years after 2035, the Fund's asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund's current target allocations are:

Equity	60%
Fixed Income	40%
Money Market	0%

See "Additional Information about the Funds' Investments" section of this prospectus for further details regarding the Fund's target allocations and glide path.

While the Fund gradually decreases its exposure to equity holdings and becomes increasingly conservative over time, the Fund's actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. The Adviser regularly reviews the Fund's allocations to determine whether rebalancing is appropriate. The Adviser may adjust the selection and weightings of the underlying Harbor funds due to a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. Although the Adviser does not intend to trade actively among the underlying Harbor funds or seek to capture short-term market opportunities, the Adviser may also adjust the Fund's asset allocation in response to changing market conditions or for other reasons determined by the Adviser to be in the best interests of the Fund's shareholders. See the "Asset Allocation Framework" section of this prospectus for further details on the Fund's asset allocation.

The Fund's indirect stock holdings consist of a diversified mix of large-, mid-, and small-cap U.S. stocks, foreign stocks, including those of companies located in emerging market countries, and employ various investment styles including growth and value.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as "junk bonds"); mortgage- and asset-backed securities; emerging markets debt; and derivative instruments that provide exposure to such securities.

See "Descriptions of the Underlying Harbor Funds" section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset Allocation Risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer's securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Selection Risk: The risk that a Subadviser of one or more of a Target Retirement Fund's actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 60% of its assets indirectly allocated to stocks as of the date of this prospectus, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to Mid Cap Risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 40% of its assets indirectly allocated to fixed income instruments as of the date of this prospectus, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Credit Risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

Derivatives Risk: The value of derivative instruments held by the underlying fund may not change in the manner expected by an underlying fund's subadviser, which could result in disproportionately large losses to the underlying fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.

Interest Rate Risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund's portfolio. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for an underlying fund to sell its fixed income securities when an underlying fund's subadviser wishes to sell or must sell to meet redemptions.

Mortgage- and Asset-Backed Securities Risk: Mortgage and other asset-backed derivatives in the underlying fund's portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. Mortgage-related securities are also subject to prepayment and extension risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns compared with those of relevant market indices and a composite index, which have investment characteristics similar to those of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return for the Institutional Class shares is 15.13% as of September 30, 2019.

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:

	Total Returns	Quarter/Year
Best Quarter	16.28%	Q2 2009
Worst Quarter	-14.49%	Q3 2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the Institutional Class shares is 15.13% as of September 30, 2019.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.13%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return "After Taxes on Distributions and Sale of Fund Shares" may exceed the return "Before Taxes" and/or "After Taxes on Distributions" due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return "After Taxes on Distributions and Sale of Fund Shares" may exceed the return "Before Taxes" and/or "After Taxes on Distributions" due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.

Harbor Target Retirement 2035 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses,	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.73%	[3]
One Year	rr_ExpenseExampleYear01	$ 75
Three Years	rr_ExpenseExampleYear03	246
Five Years	rr_ExpenseExampleYear05	433
Ten Years	rr_ExpenseExampleYear10	$ 972
2009	rr_AnnualReturn2009	27.27%
2010	rr_AnnualReturn2010	14.27%
2011	rr_AnnualReturn2011	(3.27%)
2012	rr_AnnualReturn2012	15.61%
2013	rr_AnnualReturn2013	16.58%
2014	rr_AnnualReturn2014	2.45%
2015	rr_AnnualReturn2015	(1.46%)
2016	rr_AnnualReturn2016	6.86%
2017	rr_AnnualReturn2017	16.88%
2018	rr_AnnualReturn2018	(7.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.49%)
One Year	rr_AverageAnnualReturnYear01	(7.16%)
Annualized Five Years	rr_AverageAnnualReturnYear05	3.20%
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.30%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2009
Harbor Target Retirement 2035 Fund | After Taxes on distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.99%)
Annualized Five Years	rr_AverageAnnualReturnYear05	1.29%
Annualized Ten Years	rr_AverageAnnualReturnYear10	6.52%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor Target Retirement 2035 Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.64%)
Annualized Five Years	rr_AverageAnnualReturnYear05	1.92%
Annualized Ten Years	rr_AverageAnnualReturnYear10	6.19%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor Target Retirement 2035 Fund | Bloomberg Barclays U.S. Aggregate Bond (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.01%	[4]
Annualized Five Years	rr_AverageAnnualReturnYear05	2.52%	[4]
Annualized Ten Years	rr_AverageAnnualReturnYear10	3.48%	[4]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	3.48%	[4]
Harbor Target Retirement 2035 Fund | MSCI EAFE (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.79%)	[4]
Annualized Five Years	rr_AverageAnnualReturnYear05	0.53%	[4]
Annualized Ten Years	rr_AverageAnnualReturnYear10	6.32%	[4]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	6.32%	[4]
Harbor Target Retirement 2035 Fund | Russell 3000® (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.24%)	[4]
Annualized Five Years	rr_AverageAnnualReturnYear05	7.91%	[4]
Annualized Ten Years	rr_AverageAnnualReturnYear10	13.19%	[4]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	13.19%	[4]
Harbor Target Retirement 2035 Fund | Composite Index 2035 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.30%)	[5]
Annualized Five Years	rr_AverageAnnualReturnYear05	3.42%	[5]
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.32%	[5]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	8.32%	[5]

[1]	Restated to reflect current fees.
[2]	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
[3]	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.
[4]	Since Inception return based on the inception date of the Fund.
[5]	The Composite Index 2035 is derived by applying the Harbor Target Retirement 2035 Fund's (the "2035 Fund") target asset allocation to the results of the underlying funds' benchmarks: Russell 1000® Growth Index, Russell Midcap® Growth Index, Russell 2000® Growth Index, Russell 1000® Value Index, Russell Midcap® Value Index, Russell 2000® Value Index, MSCI EAFE (ND) Index, MSCI All Country World Ex. U.S. (ND) Index (with respect to Harbor International Growth Fund weightings, prior to May 28, 2013, the MSCI EAFE Growth (ND) Index), MSCI All Country World (ND) Index, ICE BofAML U.S. High Yield Index, ICE BofAML U.S. Non-Distressed High Yield Index (with respect to the Harbor High-Yield Bond Fund; prior to March 31, 2015, the ICE BofAML U.S. High Yield Index was this fund's benchmark and a component of the Composite Index), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. TIPS Index. The weights of the Composite Index 2035 match the 2035 Fund's historical target asset allocation and are adjusted as changes are made to this asset allocation.